Organizational and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Sep. 06, 2024	Jun. 30, 2026	Nov. 25, 2025	May 28, 2025
Organizational and Basis of Presentation [Line Items]
Gross Proceeds	$ 9,000
Offering proceeds		$ 7,800
Underwriter discounts		$ 1,200
Jiangsu Mili [Member]
Organizational and Basis of Presentation [Line Items]
Percentage of equity investment			51.00%	60.00%
IPO [Member]
Organizational and Basis of Presentation [Line Items]
Share authorized (in Shares)	2,250,000
Price per share (in Dollars per share)	$ 4